DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION - Financial Performance of the Discontinued Operation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
NET REVENUES	$ 0	$ 286,000
OPERATING LOSS	(4,131,000)	(3,393,000)
FINANCIAL INCOME	20,000	1,307,000
FINANCIAL EXPENSES	1,610,000	849,000
FINANCIAL INCOME (EXPENSES), net	(1,590,000)	458,000
INCOME(LOSS) FROM DISCONTINUED OPERATIONS	(381,000)	(1,198,000)
Discontinued operations
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
NET REVENUES	89,000	3,793,000
COST OF REVENUES		1,607,000
GROSS PROFIT	89,000	2,186,000
GENERAL AND ADMINISTRATIVE EXPENSES	263,000	3,171,000
OPERATING LOSS	(174,000)	(985,000)
FINANCIAL INCOME (EXPENSES), net	(207,000)	(213,000)
INCOME(LOSS) FROM DISCONTINUED OPERATIONS	$ (381,000)	$ (1,198,000)